Stockholders' Equity - Reclassifications out of AOCI (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net									$ (5,021)	$ (1,916)	$ 13,800
Interest expense, net									50,409	66,872	72,344
Cost of goods sold									344,967	365,537	369,649
Income before income taxes and noncontrolling interest									(2,215)	(43,419)	(13,230)
Tax benefit (expense)									(52,065)	12,299	7,977
Net (loss) income	$ 306,271	$ (7,812)	$ (16,246)	$ (509)	$ (19,333)	$ (26,810)	$ (30,723)	$ (3,444)	281,704	(80,310)	(59,621)
Amount of gain (loss) reclassified from AOCI into income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net									54	625	$ 256
Net (loss) income									(129)	(656)
Defined benefit and other postretirement plans | Amount of gain (loss) reclassified from AOCI into income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes and noncontrolling interest									(113)	112
Tax benefit (expense)									25	(45)
Net (loss) income									(88)	67
Prior service (cost) credit | Amount of gain (loss) reclassified from AOCI into income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net									119	133
Actuarial gains (losses) | Amount of gain (loss) reclassified from AOCI into income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net									(232)	(21)
Net gain (loss) from hedging activities | Amount of gain (loss) reclassified from AOCI into income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes and noncontrolling interest									(54)	(960)
Tax benefit (expense)									13	237
Net (loss) income									(41)	(723)
Net gain (loss) from hedging activities | Amount of gain (loss) reclassified from AOCI into income | Interest rate caps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net									(54)	(625)
Net gain (loss) from hedging activities | Amount of gain (loss) reclassified from AOCI into income | Natural gas swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold									$ 0	$ (335)